Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Preferred Stock [Member]	Preferred Stock [Member] Theralink Technologies Inc [Member]	Preferred Stock [Member] Theralink Technologies Inc [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Theralink Technologies Inc [Member] Series C-1 Preferred Stock [Member]	Preferred Stock [Member] Theralink Technologies Inc [Member] Series C-2 Preferred Stock [Member]	Common Stock [Member]		Common Stock [Member] Theralink Technologies Inc [Member]	Common Stock [Member] Theralink Technologies Inc [Member] Series C-1 Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Theralink Technologies Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Theralink Technologies Inc [Member]	Total	Theralink Technologies Inc [Member]
Beginning balance, value at Dec. 31, 2020							$ 425				$ 25,477,416		$ (17,664,687)		$ 7,813,154
Balance, shares at Dec. 31, 2020	[1]						424,902
Correction for rounding error							$ 449				20,527,850				20,528,299
Correction for rounding error, shares	[1]						449,037
Accretion of stock option expense											153,855				153,855
Net loss													(10,542,247)		(10,542,247)
Balance on September 30, 2023 at Dec. 31, 2021							$ 874				46,159,121		(28,206,934)		17,953,061
Balance, shares at Dec. 31, 2021	[1],[2]						873,939
Beginning balance, value at Sep. 30, 2021									$ 512,416			$ 44,368,077		$ (49,825,855)		$ (4,945,362)
Balance, shares at Sep. 30, 2021				667	2,966	4,917			5,124,164,690
Correction for rounding error
Correction for rounding error, shares									(1,436)
Accretion of stock option expense												6,015,622				6,015,622
Net loss														(12,741,962)		(12,741,962)
Series E preferred stock dividend														(160,000)		(160,000)
Relative fair value of warrant issued in connection with convertible notes - related party recorded as debt discount												1,266,471				1,266,471
Relative fair value of warrant issued in connection with convertible notes recorded as debt discount												2,330,458				2,330,458
Exchange of preferred stock to convertible debt									$ 28,864			(28,864)
Exchange of preferred stock to convertible debt, shares					(1,923)				288,637,529	288,637,529
Issuance of common stock in connection with conversion of Series C-2 preferred stock									$ 28,048			(28,048)
Issuance of common stock in connection with conversion of series C-2 preferred stock, shares						(1,880)			280,475,491
Issuance of common stock in connection with settlement of accounts payable									$ 2,691			81,549				84,240
Issuance of common stock in connection with settlement of accounts payable, shares									26,913,738
Issuance of common stock in connection with subscriptions payable									$ 43,131			1,306,869				1,350,000
Issuance of common stock in connection with subscriptions payable, shares									431,309,907
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount												34,620				34,620
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount												44,858				44,858
Series F preferred stock dividend														(80,000)		(80,000)
Balance on September 30, 2023 at Sep. 30, 2022							$ 1,084		$ 615,150		51,100,601	55,391,612	(39,546,783)	(62,807,817)	11,554,902	(6,801,055)
Balance, shares at Sep. 30, 2022				667	1,043	3,037	1,083,445	[2]	6,151,499,919
Beginning balance, value at Dec. 31, 2021							$ 874				46,159,121		(28,206,934)		17,953,061
Balance, shares at Dec. 31, 2021	[1],[2]						873,939
Correction for rounding error							$ 6				148,554				148,560
Correction for rounding error, shares	[2]						5,567
Accretion of stock option expense											32,587				32,587
Net loss													(3,162,125)		(3,162,125)
Balance on September 30, 2023 at Mar. 31, 2022							$ 880				46,340,262		(31,369,059)		14,972,083
Balance, shares at Mar. 31, 2022	[2]						879,506
Beginning balance, value at Dec. 31, 2021							$ 874				46,159,121		(28,206,934)		17,953,061
Balance, shares at Dec. 31, 2021	[1],[2]						873,939
Net loss															(11,339,849)
Balance on September 30, 2023 at Sep. 30, 2022							$ 1,084		$ 615,150		51,100,601	55,391,612	(39,546,783)	(62,807,817)	11,554,902	(6,801,055)
Balance, shares at Sep. 30, 2022				667	1,043	3,037	1,083,445	[2]	6,151,499,919
Beginning balance, value at Dec. 31, 2021							$ 874				46,159,121		(28,206,934)		17,953,061
Balance, shares at Dec. 31, 2021	[1],[2]						873,939
Correction for rounding error							$ 224				4,915,707				4,915,931
Correction for rounding error, shares	[1]						223,904
Accretion of stock option expense											95,070				95,070
Net loss													(18,312,806)		(18,312,806)
Balance on September 30, 2023 at Dec. 31, 2022							$ 1,098				51,169,898		(46,519,740)		4,651,256
Balance, shares at Dec. 31, 2022							1,097,843	[1]
Beginning balance, value at Mar. 31, 2022							$ 880				46,340,262		(31,369,059)		14,972,083
Balance, shares at Mar. 31, 2022	[2]						879,506
Correction for rounding error							$ 30				935,632				935,662
Correction for rounding error, shares	[2]						30,158
Accretion of stock option expense											31,114				31,114
Net loss													(1,844,099)		(1,844,099)
Balance on September 30, 2023 at Jun. 30, 2022							$ 910				47,307,008		(33,213,158)		14,094,760
Balance, shares at Jun. 30, 2022	[2]						909,664
Correction for rounding error							$ 174				3,762,224				3,762,398
Correction for rounding error, shares	[2]						173,781
Accretion of stock option expense											31,369				31,369
Net loss													(6,333,625)		(6,333,625)
Balance on September 30, 2023 at Sep. 30, 2022							$ 1,084		$ 615,150		51,100,601	55,391,612	(39,546,783)	(62,807,817)	11,554,902	(6,801,055)
Balance, shares at Sep. 30, 2022				667	1,043	3,037	1,083,445	[2]	6,151,499,919
Accretion of stock option expense												1,250,689				1,250,689
Net loss														(30,907,505)		(30,907,505)
Series E preferred stock dividend														(26,301)		(26,301)
Exchange of preferred stock to convertible debt												(1,618,238)				(1,618,238)
Exchange of preferred stock to convertible debt, shares					(902)	(3,037)
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount
Series F preferred stock dividend														(13,151)		(13,151)
Balance on September 30, 2023 at Sep. 30, 2023		$ 4,300,000					$ 1,110		$ 615,150		551,261,620	55,024,063	(54,534,371)	(93,754,774)	1,028,359	(38,115,561)
Balance, shares at Sep. 30, 2023		4,300		667	141		1,109,335		6,151,499,919
Beginning balance, value at Dec. 31, 2022							$ 1,098				51,169,898		(46,519,740)		4,651,256
Balance, shares at Dec. 31, 2022							1,097,843	[1]
Correction for rounding error							$ 3				16,647				16,650
Correction for rounding error, shares							2,725
Accretion of stock option expense											27,702				27,702
Net loss													(3,698,653)		(3,698,653)
Balance on September 30, 2023 at Mar. 31, 2023							$ 1,101				51,214,247		(50,218,393)		996,955
Balance, shares at Mar. 31, 2023							1,100,568
Beginning balance, value at Dec. 31, 2022							$ 1,098				51,169,898		(46,519,740)		4,651,256
Balance, shares at Dec. 31, 2022							1,097,843	[1]
Net loss															(7,960,429)
Balance on September 30, 2023 at Sep. 30, 2023		$ 4,300,000					$ 1,110		$ 615,150		551,261,620	55,024,063	(54,534,371)	(93,754,774)	1,028,359	(38,115,561)
Balance, shares at Sep. 30, 2023		4,300		667	141		1,109,335		6,151,499,919
Beginning balance, value at Mar. 31, 2023							$ 1,101				51,214,247		(50,218,393)		996,955
Balance, shares at Mar. 31, 2023							1,100,568
Correction for rounding error							$ 9				47,373				47,382
Correction for rounding error, shares							8,767
Net loss													(1,403,307)		(1,403,307)
Balance on September 30, 2023 at Jun. 30, 2023							$ 1,110				51,261,620		(51,621,700)		(358,970)
Balance, shares at Jun. 30, 2023							1,109,335
Net loss													(2,857,671)		(2,857,671)
Issuance of preferred stock		$ 4,300,000													4,300,000
Issuance of preferred stock, shares		4,300
Series E preferred stock dividend													(55,000)		(55,000)
Balance on September 30, 2023 at Sep. 30, 2023		$ 4,300,000					$ 1,110		$ 615,150		$ 551,261,620	$ 55,024,063	$ (54,534,371)	$ (93,754,774)	$ 1,028,359	$ (38,115,561)
Balance, shares at Sep. 30, 2023		4,300		667	141		1,109,335		6,151,499,919

[1]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 10)